FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Total financial assets	$ 4,290	$ 4,135
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	3,055	3,075
Total financial liabilities	62,951	62,794
Level 3
Financial assets
Total financial assets		1,371	$ 767
Disclosure of financial liabilities [abstract]
Total financial liabilities		922	$ 838
Fair value
Financial assets
Securities - FVTPL	1,387	1,250
Securities - FVTOCI	79	121
Derivative assets	87	90
Total financial assets	1,553	1,461
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	903	922
Derivative liabilities	624	702
Loan payable	0	0
Total financial liabilities	1,527	1,624
Fair value | Level 1
Financial assets
Securities - FVTPL	0	0
Securities - FVTOCI	0	0
Derivative assets	0	0
Total financial assets	0	0
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Securities - FVTPL	0	0
Securities - FVTOCI	0	0
Derivative assets	87	90
Total financial assets	87	90
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	624	702
Loan payable	0	0
Total financial liabilities	624	702
Fair value | Level 3
Financial assets
Securities - FVTPL	1,387	1,250
Securities - FVTOCI	79	121
Derivative assets	0	0
Total financial assets	1,466	1,371
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	903	922
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	$ 903	$ 922